Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000011076 | TSR_Index_U.S. Government Sponsored Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011076 | TSR_Index_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000011076 | TSR_Index_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000011076 | Investment in Government Cash Management Portfolio
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000011077 | TSR_Index_U.S. Government Sponsored Agencies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011077 | TSR_Index_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000011077 | TSR_Index_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000011077 | Investment in Government Cash Management Portfolio
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000226848 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000226848 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226848 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000226848 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000226848 | TSR_Index_Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000226848 | TSR_Index_Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226848 | TSR_Index_Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000226848 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000226848 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226848 | Credit Default Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000011079 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000011079 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011079 | BHP Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011079 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011079 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011079 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011079 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011079 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000011079 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011079 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011079 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011079 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000011079 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011079 | India
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011079 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011079 | China
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000011079 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011091 | The Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | First Horizon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | First Interstate BancSystem, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | TSR_Index_Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011091 | TSR_Index_Other Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011091 | TSR_Index_Commercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011091 | TSR_Index_Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011091 | TSR_Index_Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000011091 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011091 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011086 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011086 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011086 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011086 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011086 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000011086 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011086 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000011086 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(83.00%)
C000011092 | Sarepta Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011092 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011092 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011092 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011092 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011092 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011092 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000011092 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011088 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011088 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011088 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011088 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011088 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011088 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011088 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011088 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011088 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011088 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000011088 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011088 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011088 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000011088 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011107 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000011107 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000011107 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011107 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011107 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011107 | TSR_Index_Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011107 | TSR_Index_Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011107 | TSR_Index_Media
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011107 | TSR_Index_Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000011107 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000011107 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000011107 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011094 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000011094 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000011094 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011094 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011094 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011094 | TSR_Index_Consumer Durables & Apparel
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011094 | TSR_Index_Automobiles & Components
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011094 | TSR_Index_Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011094 | TSR_Index_Retailing
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000011094 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011094 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011095 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000011095 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000011095 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011095 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011095 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011095 | TSR_Index_Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011095 | TSR_Index_Food & Staples Retailing
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000011095 | TSR_Index_Food, Beverage & Tobacco
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000011095 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000011095 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032805 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032805 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000032805 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000032805 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032805 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000032805 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000032805 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000024086 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024086 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024086 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024086 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024086 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024086 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024086 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024086 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024086 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024086 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024086 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024086 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000024086 | India
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024086 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024086 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024086 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024086 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024086 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011096 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000011096 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000011096 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011096 | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011096 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011096 | TSR_Index_Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011096 | TSR_Index_Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000011096 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011096 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011080 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011080 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011080 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011080 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011080 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011080 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000011080 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000011080 | TSR_Index_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011080 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011080 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000011080 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011080 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011080 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000011080 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000012425 | TSR_Index_Swiss franc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012425 | TSR_Index_Swedish krona
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012425 | TSR_Index_Canadian dollar
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012425 | TSR_Index_British pound
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012425 | TSR_Index_Japanese yen
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012425 | TSR_Index_Euro
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000012425 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011097 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000011097 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011097 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011097 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011097 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011097 | TSR_Index_Insurance
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011097 | TSR_Index_Banks
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011097 | TSR_Index_Diversified Financials
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000011097 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011097 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011112 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000011112 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000011098 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011098 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011098 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011098 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011098 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011098 | TSR_Index_Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011098 | TSR_Index_Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011098 | TSR_Index_Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000011098 | TSR_Index_Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000011098 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000011098 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000011098 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011100 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011100 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011100 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011100 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011100 | TSR_Index_Commercial & Professional Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011100 | TSR_Index_Transportation
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000011100 | TSR_Index_Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000011100 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011100 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024087 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024087 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000024087 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024087 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024087 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024087 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024087 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024087 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024087 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024087 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024087 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024087 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011101 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000011101 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000011101 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011101 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011101 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011101 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011101 | TSR_Index_Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000011101 | TSR_Index_Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011101 | TSR_Index_Multiline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011101 | TSR_Index_Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011101 | TSR_Index_Software
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000011101 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011101 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011081 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011081 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011081 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000011081 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011081 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011081 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011081 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011081 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011114 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000011114 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011114 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000011114 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000011114 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011114 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011114 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011114 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011114 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011114 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000011114 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011114 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011113 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011113 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011113 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011113 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011113 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011113 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000011113 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011113 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011113 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011113 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011113 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011113 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011093 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000011093 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011093 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011093 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011093 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011093 | TSR_Index_Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011093 | TSR_Index_Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011093 | TSR_Index_Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011093 | TSR_Index_Chemicals
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000011093 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000011093 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012418 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000012418 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000012418 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000012418 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012418 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012418 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012418 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000012418 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000011116 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011116 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011116 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011116 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011116 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011116 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000011116 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000011116 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011116 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011116 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011116 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011116 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011115 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011115 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011115 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | WP Carey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000011115 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000011115 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000011115 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011115 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011115 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011115 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011110 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011110 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000011110 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011110 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011110 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011110 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011110 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011110 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011110 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000011110 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011110 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011110 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011110 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000011110 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000011102 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011102 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011102 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011102 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011102 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011102 | TSR_Index_Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011102 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000011102 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011103 | TSR_Index_Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011103 | TSR_Index_Silver
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011103 | TSR_Index_Gold
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000011103 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011104 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000011104 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011104 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011104 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011104 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011104 | TSR_Index_Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011104 | TSR_Index_Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011104 | TSR_Index_Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011104 | TSR_Index_Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011104 | TSR_Index_Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000011104 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000011104 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011111 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(124.00%)
C000011105 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000011105 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011105 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011105 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011105 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011105 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000011105 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000033012 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033012 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000033012 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000033012 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000033012 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000033012 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033012 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000024064 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024064 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024064 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024064 | TSR_Index_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024064 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024064 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024064 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000024064 | India
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024064 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024064 | China
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000024064 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024064 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000024065 | Country_Comp_Other
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000024065 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000024065 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024065 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000024065 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024065 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024065 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024065 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000024065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000024065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000024065 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000011087 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000011087 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000011087 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011087 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011087 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011087 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011087 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000011090 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011090 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011090 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011090 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000011090 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011090 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011090 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000011090 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(84.00%)
C000011089 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000011089 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000011089 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011089 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011089 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011089 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011089 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000011089 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(94.00%)
C000011099 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011099 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011099 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000011099 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000011099 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011099 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011099 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011099 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011099 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011099 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000011099 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011078 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011078 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011078 | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011078 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000011078 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000011078 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011078 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011078 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011078 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011078 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011117 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | Organon & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011117 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011117 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011117 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011117 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011117 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000011117 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011117 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011117 | TSR_Index_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011117 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000011106 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000011106 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000011106 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011106 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011106 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011106 | TSR_Index_Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000011106 | TSR_Index_Technology Hardware & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011106 | TSR_Index_Software & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000011106 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000011106 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011109 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000011109 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000011082 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011082 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011082 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011082 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011082 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011082 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000011082 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011082 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011082 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011082 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000011082 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011082 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011082 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000011082 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000011083 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000011083 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000011083 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011083 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011083 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011083 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011083 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011083 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000011083 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	118.00%
C000011085 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011085 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011085 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011085 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011085 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011085 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011085 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000011085 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011085 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000011085 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011085 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011085 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000011085 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000011085 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	120.00%
C000032809 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032809 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000032809 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000032809 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032809 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000032809 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000032809 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000012429 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012429 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000012429 | TSR_Index_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000012429 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000012429 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012429 | TSR_Index_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012429 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000011084 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011084 | TSR_Index_Other
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000011084 | TSR_Index_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000011084 | TSR_Index_Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011084 | TSR_Index_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011084 | TSR_Index_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011084 | TSR_Index_Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000011084 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000011084 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000011084 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	113.00%
C000011108 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011108 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011108 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000011108 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011108 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011108 | TSR_Index_Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011108 | TSR_Index_Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011108 | TSR_Index_Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011108 | TSR_Index_Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000011108 | TSR_Index_Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000011108 | Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000011108 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%